CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS (99.74%)
Communication Services (7.90%)
Interactive Media & Services (7.90%)
Alphabet, Inc. Class A, Class A(a)	1,863	$5,397,186
Alphabet, Inc. Class C, Class C(a)	1,751	5,066,676
TripAdvisor, Inc.(a)	95,600	2,606,056
		13,069,918
Total Communication Services		13,069,918

Consumer Discretionary (10.14%)
Hotels, Restaurants & Leisure (3.11%)
Travel + Leisure Co.	47,272	2,612,724
Wynn Resorts, Ltd.(a)	29,630	2,519,735
		5,132,459
Household Durables (2.06%)
Toll Brothers, Inc.	47,044	3,405,515

Internet & Direct Marketing Retail (4.97%)
Amazon.com, Inc.(a)	2,466	8,222,482

Total Consumer Discretionary		16,760,456

Consumer Staples (3.80%)
Food Products (3.80%)
Archer-Daniels-Midland Co.	38,120	2,576,531
Bunge, Ltd.	39,749	3,710,966
		6,287,497
Total Consumer Staples		6,287,497

Energy (19.25%)
Oil, Gas & Consumable Fuels (19.25%)
APA Corp.	190,632	5,126,094
Chevron Corp.	54,565	6,403,203
Coterra Energy, Inc.	199,653	3,793,407
EQT Corp.(a)	198,832	4,336,526
Exxon Mobil Corp.	108,023	6,609,927
Kinder Morgan, Inc.	148,292	2,351,911
The Williams Cos., Inc.	123,214	3,208,493
		31,829,561
Total Energy		31,829,561

Health Care (5.80%)
Biotechnology (3.78%)
AbbVie, Inc.	26,620	3,604,348
Gilead Sciences, Inc.	36,349	2,639,301
		6,243,649
Health Care Equipment & Supplies (2.02%)
Medtronic PLC	32,377	3,349,401

Total Health Care		9,593,050

Industrials (5.90%)
Aerospace & Defense (3.52%)
Hexcel Corp.(a)	50,148	2,597,667
Textron, Inc.	41,685	3,218,082
		5,815,749
	Shares	Value
Industrials (continued)
Road & Rail (2.38%)
Knight-Swift Transportation Holdings, Inc.	64,679	$3,941,538

Total Industrials		9,757,287

Information Technology (22.91%)
Semiconductors & Semiconductor Equipment (4.65%)
Applied Materials, Inc.	17,580	2,766,389
Intel Corp.	95,422	4,914,233
		7,680,622
Software (8.93%)
Microsoft Corp.	43,915	14,769,493

Technology Hardware, Storage & Peripherals (9.33%)
Apple, Inc.	86,923	15,434,917

Total Information Technology		37,885,032

Materials (21.33%)
Chemicals (14.38%)
CF Industries Holdings, Inc.	66,166	4,683,230
Corteva, Inc.	103,247	4,881,518
Eastman Chemical Co.	22,101	2,672,232
LyondellBasell Industries, Class A	25,596	2,360,719
Mosaic Co.	105,313	4,137,748
Olin Corp.	87,693	5,044,101
		23,779,548

Metals & Mining (6.95%)
Allegheny Technologies, Inc.(a)	148,800	2,370,384
BHP Group, Ltd.	82,983	5,008,024
Teck Resources, Ltd., Class B	142,721	4,113,219
		11,491,627
Total Materials		35,271,175

Real Estate (2.71%)
Equity Real Estate Investment Trusts (REITs) (2.71%)
Weyerhaeuser Co.	108,646	4,474,042

Total Real Estate		4,474,042

TOTAL COMMON STOCKS
(Cost $95,917,116)		164,928,018

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.39%)
Puts
NASDAQ 100® Index:
6/17/2022	$12,600.00	30	$48,960,240	635,700

Total Puts				635,700

TOTAL PURCHASED OPTIONS
(Cost $815,529)				635,700

Expiration Date	Exercise Price	Contracts	Notional Value	Value
TOTAL INVESTMENTS (100.13%)
(Cost $96,732,645)				$165,563,718
Liabilities in Excess of Other Assets (-0.13%)				(211,225)
NET ASSETS (100.00%)				$165,352,493

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS (100.00%)
ASIA (18.06%)
Australia (4.50%)
Diversified Telecommunication Services (1.21%)
TPG Telecom, Ltd.	112,441	$481,839

Health Care Providers & Services (0.77%)
Ramsay Health Care, Ltd.	5,900	306,916

Transportation Infrastructure (2.52%)
Transurban Group	99,330	998,734

Total Australia		1,787,489

China (2.14%)
Independent Power and Renewable Electricity Producers (2.14%)
Datang International Power Generation Co., Ltd., Class H	3,761,000	848,902

Total China		848,902

Hong Kong (4.59%)
Electric Utilities (1.72%)
CK Infrastructure Holdings, Ltd.	107,500	684,494

Gas Utilities (1.36%)
Kunlun Energy Co., Ltd.	578,000	541,860

Water Utilities (1.51%)
Beijing Enterprises Water Group, Ltd.	1,539,800	598,341

Total Hong Kong		1,824,695

Japan (6.83%)
Diversified Telecommunication Services (1.05%)
Nippon Telegraph & Telephone Corp.	15,200	416,239

Gas Utilities (1.52%)
Osaka Gas Co., Ltd.	36,600	604,856

Wireless Telecommunication Services (4.26%)
KDDI Corp.	17,900	523,166
SoftBank Corp.	30,400	384,394
SoftBank Group Corp.	16,600	784,182
		1,691,742
Total Japan		2,712,837

TOTAL ASIA
(Cost $6,940,970)		7,173,923

EUROPE (18.25%)
Denmark (0.58%)
Electric Utilities (0.58%)
Orsted AS(a)(b)	1,800	230,151

Total Denmark		230,151
	Shares	Value
France (1.78%)
Diversified Telecommunication Services (0.60%)
Orange SA	22,370	$239,732

Multi-Utilities (0.61%)
Engie SA	16,200	240,026

Transportation Infrastructure (0.57%)
Getlink SE	13,700	227,099

Total France		706,857

Germany (3.26%)
Diversified Telecommunication Services (2.00%)
Deutsche Telekom AG	42,718	792,741

Multi-Utilities (1.26%)
E.ON SE	20,000	277,611
RWE AG	5,490	223,263
		500,874
Total Germany		1,293,615

Great Britain (3.12%)
Diversified Telecommunication Services (0.64%)
BT Group PLC	111,671	256,278

Multi-Utilities (1.13%)
National Grid PLC	31,160	446,987

Wireless Telecommunication Services (1.35%)
Vodafone Group PLC	353,916	537,772

Total Great Britain		1,241,037

Italy (2.26%)
Electric Utilities (1.40%)
Enel SpA	69,540	557,840

Transportation Infrastructure (0.86%)
Atlantia SpA(c)	17,130	340,416

Total Italy		898,256

Spain (5.76%)
Diversified Telecommunication Services (1.56%)
Cellnex Telecom SA(a)(b)	6,300	367,091
Telefonica SA	57,449	251,942
		619,033
Electric Utilities (3.34%)
Iberdrola SA	53,042	628,642
Red Electrica Corp. SA	32,207	697,601
		1,326,243
Transportation Infrastructure (0.86%)
Aena SME SA(a)(b)(c)	2,170	342,911

Total Spain		2,288,187

	Shares	Value
Sweden (1.49%)
Construction & Engineering (1.49%)
Skanska AB, B Shares	22,818	$591,396

Total Sweden		591,396

TOTAL EUROPE
(Cost $6,884,099)		7,249,499

NORTH AMERICA (63.69%)
Canada (12.04%)
Oil, Gas & Consumable Fuels (11.53%)
Enbridge, Inc.	66,362	2,592,155
Pembina Pipeline Corp.	18,551	562,711
TC Energy Corp.	30,693	1,427,463
		4,582,329
Wireless Telecommunication Services (0.51%)
Rogers Communications, Inc., Class B	4,264	203,029

Total Canada		4,785,358

United States (51.65%)
Diversified Telecommunication Services (11.94%)
AT&T, Inc.	83,491	2,053,879
Verizon Communications, Inc.	51,741	2,688,462
		4,742,341
Electric Utilities (12.77%)
American Electric Power Co., Inc.	4,226	375,987
Duke Energy Corp.	6,638	696,326
Edison International	10,887	743,038
Eversource Energy	2,861	260,294
Exelon Corp.	8,128	469,473
NextEra Energy, Inc.	17,171	1,603,085
The Southern Co.	9,002	617,357
Xcel Energy, Inc.	4,550	308,035
		5,073,595
Health Care Providers & Services (6.69%)
HCA Healthcare, Inc.	8,986	2,308,683
Universal Health Services, Inc., Class B	2,705	350,730
		2,659,413
Multi-Utilities (4.27%)
Consolidated Edison, Inc.	2,869	244,783
Dominion Energy, Inc.	7,040	553,062
Public Service Enterprise Group, Inc.	4,252	283,736
Sempra Energy	2,757	364,696
WEC Energy Group, Inc.	2,581	250,538
		1,696,815
Oil, Gas & Consumable Fuels (11.54%)
Cheniere Energy, Inc.	7,830	794,119
Kinder Morgan, Inc.	90,664	1,437,931
ONEOK, Inc.	14,803	869,824
The Williams Cos., Inc.	56,928	1,482,405
		4,584,279
Road & Rail (1.44%)
Knight-Swift Transportation Holdings, Inc.	9,395	572,531

Water Utilities (0.66%)
American Water Works Co., Inc.	1,378	260,249
	Shares	Value
Wireless Telecommunication Services (2.34%)
T-Mobile US, Inc.(c)	8,014	$929,464

Total United States		20,518,687

TOTAL NORTH AMERICA
(Cost $21,087,590)		25,304,045

TOTAL COMMON STOCKS
(Cost $34,912,659)		39,727,467

Value
TOTAL INVESTMENTS (100.00%)
(Cost $34,912,659)	$39,727,467
Other Assets In Excess Of Liabilities (0.00%)	1,704
NET ASSETS (100.00%)	$39,729,171

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2021, these securities had a total aggregate market value of $940,153, representing 2.37% of net assets.

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $940,153, representing 2.37% of net assets.

(c)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$164,928,018	$–	$–	$164,928,018
Purchased Options	635,700	–	–	635,700
Total	$165,563,718	$–	$–	$165,563,718

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,727,467	$–	$–	$39,727,467
Total	$39,727,467	$–	$–	$39,727,467

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.